SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Sales and Adjusted EBITDA by Reportable Segment
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$851,451	$839,043	$1,675,680	$1,637,953
Diversified Fresh Produce — EMEA	944,851	915,629	1,798,449	1,713,729
Diversified Fresh Produce — Americas & ROW	356,057	417,645	832,939	840,396
Total segment revenue	2,152,359	2,172,317	4,307,068	4,192,078
Intersegment revenue	(28,268)	(31,143)	(61,603)	(61,737)
Total consolidated revenue, net	$2,124,091	$2,141,174	$4,245,465	$4,130,341

Segment Adjusted EBITDA:
Fresh Fruit	$70,619	$65,816	$140,054	$135,027
Diversified Fresh Produce — EMEA	42,695	42,603	68,654	66,009
Diversified Fresh Produce — Americas & ROW	12,107	14,262	26,812	22,032
Adjustments:
Income tax expense	(25,460)	(16,593)	(59,861)	(27,587)
Interest expense	(18,788)	(19,748)	(36,736)	(41,460)
Depreciation	(22,388)	(23,142)	(44,236)	(47,445)
Amortization of intangible assets	(1,886)	(2,574)	(4,159)	(5,190)
Mark to market gains (losses)	2,214	(1,035)	5,084	(1,857)
Gain (loss) on asset sales	—	10,387	(31)	14,554
Gain on disposal of business	1,995	—	75,945	—
Cyber-related incident	—	(571)	—	(5,321)
Impairment of goodwill	—	—	(36,684)	—
Other items	(74)	(190)	1,726	(863)
Items in equity method earnings:
Dole's share of depreciation	(1,491)	(1,903)	(3,471)	(3,664)
Dole's share of amortization	(550)	(645)	(1,103)	(1,256)
Dole's share of income tax expense	(1,694)	(2,172)	(2,261)	(2,656)
Dole's share of interest expense	(911)	(750)	(1,861)	(2,059)
Dole's share of other items	(341)	—	(338)	470
Income from continuing operations	56,047	63,745	127,534	98,734
Income (loss) from discontinued operations, net of income taxes	32,018	(11,438)	25,967	(25,944)
Net income	$88,065	$52,307	$153,501	$72,790